STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY

9. STOCKHOLDERS’ DEFICIENCY

(a) Authorized and Issued Stock

As at September 30, 2025, the Company is authorized to issue 125,000,000 (March 31, 2025 – 125,000,000) shares of common stock ($0.001 and $0.001 par value), and 10,000,000 (March 31, 2025 – 10,000,000) shares of preferred stock ($0.001 and $0.001 par value), 20,000 of which (March 31, 2025 – 20,000) are designated shares of Series A preferred stock ($0.001 and $0.001 par value) and 600 (March 31, 2025 – 600) are designated shares of Series B preferred stock ($0.001 and $0.001 par value).

At September 30, 2025, common shares and shares directly exchangeable into equivalent common shares that were issued and outstanding totaled 26,767,370 (March 31, 2025 – 26,241,967) shares; these were comprised of 26,791,608 (March 31, 2025 – 26,081,295) shares of common stock and 160,672 (March 31, 2025 – 160,672) exchangeable shares. At September 30, 2025, there were 201 shares of Series A Preferred Stock issued and outstanding (March 31, 2025 – 201), and 360 shares of Series B Preferred Stock issued and outstanding (March 31, 2025 – 385). There is also one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement and outstanding as at September 30, 2025 and March 31, 2025.

(b) Series A Preferred Stock

The number of Series A Preferred Stock issued and outstanding as of September 30, 2025 and 2024 was 201 and 201, respectively.

The Series A Preferred Stock is junior to the Company’s existing undesignated preferred stock, and unless otherwise set forth in the applicable certificate of designations, shall be junior to any future issuance of preferred stock. The purchase price for the Series A Preferred Stock to date has been $100 per share. Except as otherwise expressly required by law, the Series A Preferred Stock does not have voting rights and does not have any liquidation rights.

Preferred Stock Dividends

Dividends shall be paid at the rate of 12% per annum of the amount of the Series A Preferred stockholder’s .purchase price. Dividends shall be paid quarterly unless the holder and the Company mutually agree to accrue and defer any such dividend.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Conversion

The Series A Preferred Stock is convertible into shares of common stock commencing 24 months after the issuance date of the Series A Preferred Stock; on a monthly basis, up to 5% of the aggregate amount of the purchase price can be converted (subject to adjustment for changes in the holder’s ownership of the underlying Series A Preferred Stock) subsequent to that issuance anniversary. The conversion price is equal to the greater of $0.001 or a 15% discount to the volume-weighted average price (“VWAP”) of the Company’s common stock five trading days immediately prior to the conversion date (the “Conversion Rate). Additionally, subject to certain provisions, the holder may exchange its Series A Preferred Stock into any common stock financing being conducted by the Company at a 15% discount to the pricing of that financing.

Other Adjustments and Rights

● The Conversion Rate (and shares issuable upon conversion of the Series A Preferred Stock) will be appropriately adjusted to reflect stock splits, stock dividends business combinations and similar recapitalization.

● The holders shall be entitled to a proportionate share of certain qualifying distributions on the same basis as if they were holders of the Company’s common stock on an as converted basis.

Company Redemption

The Company may redeem all or part of the outstanding Series A Preferred Stock after one year from the date of issuance by paying an amount equal to the aggregate purchase price paid, adjusted for any reduction in Series A Preferred Stock holdings, multiplied by 110% plus accrued dividends.

(c) Series B Preferred Stock and Mezzanine Equity

On September 19, 2023, the Company entered into a securities purchase agreement with an institutional investor for the issuance and sale of 220 shares of the Company’s newly designated Series B Convertible Preferred Stock, at a purchase price of $9,091 per share, and after accounted for other issuance related costs, the net proceeds received was of $1,900,000.

During the three months ended March 31, 2024 a further 110 Series B preferred shares were issued for net proceeds of $925,000. During the year ended March 31, 2025, the Company issued a further 220 Series B preferred shares for net proceeds of $1,732,532.

During the three and six months ended September 30, 2025, no Series B preferred shares were issued and no related proceeds were received. During the three and six months ended September 30, 2024, 55 and 220 Series B preferred shares were issued for net proceeds of $420,000 and $1,732,532, respectively.

Pursuant to the initial purchase agreement, on September 19, 2023, the Company filed a certificate of designations of Series B Convertible Preferred Stock (the “Series B Certificate of Designations”) with the Nevada Secretary of State designating 600 shares of the Company’s shares of Preferred Stock as Series B Convertible Preferred Stock and setting forth the voting and other powers, preferences and relative, participating, optional or other rights of the Series B Preferred Stock. Each share of Series B Preferred Stock has a stated value of $10,000 per share.

The Series B Preferred Stock, with respect to the payment of dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all capital stock of the Company unless the holders of the majority of the outstanding shares of Series B Preferred Stock consent to the creation of other capital stock of the Company that is senior or equal in rank to the Series B Preferred Stock.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Holders of Series B Preferred Stock will be entitled to receive cumulative dividends, in shares of common stock or cash on the stated value at an annual rate of 8% (which will increase to 15% if a Triggering Event (as defined in the Certificate of Designations) occurs. Dividends will be payable upon conversion of the Series B Preferred Stock, upon any redemption, or upon any required payment upon any Bankruptcy Triggering Event (as defined in the Series B Certificate of Designations).

Holders of Series B Preferred Stock will be entitled to convert shares of Series B Preferred Stock into a number of shares of common stock determined by dividing the stated value (plus any accrued but unpaid dividends and other amounts due) by the conversion price. The initial conversion price is $3.50, subject to adjustment in the event the Company sells common stock at a price lower than the then-effective conversion price. Holders may not convert the Series B Preferred Stock to common stock to the extent such conversion would cause such holder’s beneficial ownership of common stock to exceed 4.99% of the outstanding common stock. In addition, the Company will not issue shares of common stock upon conversion of the Series B Preferred Stock in an amount exceeding 19.9% of the outstanding common stock as of the initial issuance date unless the Company receives shareholder approval for such issuances.

Holders may elect to convert shares of Series B Preferred Stock to common stock at an alternate conversion price equal to 80% (or 70% if the Company’s common stock is suspended from trading on or delisted from a principal trading market or if the Company has effected a reverse split of the common stock) of the lowest daily volume weighed average price of the common stock during the Alternate Conversion Measuring Period (as defined in the Series B Certificate of Designations). In the event the Company receives a conversion notice that elects an alternate conversion price, the Company may, at its option, elect to satisfy its obligation under such conversion with payment in cash in an amount equal to 110% of the conversion amount.

At any time after the earlier of a holder’s receipt of a Triggering Event notice and such holder becoming aware of a Triggering Event and ending on the 20th trading day after the later of (x) the date such Triggering Event is cured and (y) such holder’s receipt of a Triggering Event notice, such holder may require the Company to redeem such holder’s shares of Series B Preferred Stock.

Upon any Bankruptcy Triggering Event (as defined in the Series B Certificate of Designations), the Company will be required to immediately redeem all of the outstanding shares of Series B Preferred Stock.

The Company will have the right at any time to redeem all or any portion of the Series B Preferred Stock then outstanding at a price equal to 110% of the stated value plus any accrued but unpaid dividends and other amounts due.

Holders of the Series B Preferred Stock will have the right to vote on an as-converted basis with the common stock, subject to the beneficial ownership limitation set forth in the Certificate of Designations.

On April 1, 2024, the Company filed an Amended Series B Certificate of Designations of Series B Convertible Preferred Stock (the “Amended Certificate of Designations”) with the Nevada Secretary of State. The Amended Series B Certificate of Designations removes the provision in the original certificate of designations for the Series B Convertible Preferred Stock filed on September 19, 2023 that provided the holders of the Series B Preferred Stock with the right to vote on an as converted basis with the Company’s common stock, subject to the beneficial ownership limitation set forth in the Certificate of Designations. The Amended Certificate of Designations provides that except as required by law, the Series B Preferred Stock is nonvoting. All other powers, preferences and relative, participating, optional or other rights of the Series B Preferred Stock remain unchanged.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

The Series B Preferred Stock was accounted for as Mezzanine Equity in accordance with ASC 480 - Distinguishing Liabilities from Equity and the embedded conversion and redemption features was separated from the host instrument and recognized as derivative liabilities with change in fair value at each reporting period end recognized in the consolidated interim statement of operations and comprehensive loss. (Note 8).

During the three months ended December 31, 2023, 40 Series B preferred shares and dividends accrued thereon were converted into 612,062 common shares. As a result of the conversion, the Company reduced the book value of mezzanine equity by $228,727 and reduced its accrued dividends liability by $16,789. The Company also reduced the fair value of derivative liabilities by $119,359 in relation to related to the shares converted. The Company recognized corresponding credits to common share par value and paid in capital.

During the three months ended March 31, 2024, 25 Series B preferred shares and dividends accrued thereon were converted into 320,321 to be issued common shares. As a result of the conversion, the Company reduced the book value of mezzanine equity by $142,908. The Company also reduced the fair value of derivative liabilities related to the shares converted by $ 75,523. The Company recognized corresponding credits to be issued common share par value and paid in capital.

During the year ended March 31, 2025, 100 Series B preferred shares and dividends accrued thereon were converted into 3,650,361common shares. As a result of the conversion, the Company reduced the book value of mezzanine equity by $571,629. The Company also reduced the fair value of derivative liabilities related to the shares converted by $351,214 related to the shares converted during the year ended March 31, 2025. The Company recognized corresponding credits to be issued common shares.

During the three months ended June 30, 2025, the Company issued 486,474 common shares to complete the settlement of a Series B preferred share conversion that was initiated and recognized during the year ended March 31, 2025. These issuances were made in accordance with the terms of the original conversion and did not result from a new conversion notice. No Series B preferred share conversions occurred during the three months ended June 30, 2025.

During the three months ended September 30, 2025, 25 Series B preferred shares and dividends accrued thereon were converted into 223,839 common shares. As a result of the conversion, the Company reduced the book value of mezzanine equity by $143,351 The Company also reduced the fair value of derivative liabilities related to the shares converted by $102,769 related to the shares converted during the year ended September 30, 2025. The Company recognized corresponding credits to be issued common shares.

A roll-forward of activity is presented below for the six months ended September 30, 2025:

	Fiscal Year 2026	Fiscal Year 2025
	$	$
Balance beginning of period – March 31	2,000,290	1,488,920
Net proceeds received pursuant to the issuance of preferred shares	-	1,732,532
Recognition of derivative liabilities (Note 8)	-	(649,533)
Redemption in cash	(200,000)
Conversion into common shares	(50,000)	(285,814)
Balance end of period – September 30	1,750,290	2,286,105

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

(d) Share issuances

Share issuances during the six months ended September 30, 2025

During the three months ended September 30, 2025, the Company issued 223,839 common shares to Series B preferred shareholders, as a result of a Series B preferred share conversion that was initiated and recognized during the three months ended September 30, 2025.

During the three months ended June 30, 2025, the Company issued 486,474 common shares to Series B preferred shareholders, in relation to the settlement of a Series B preferred share conversion that was initiated and recognized during the year ended March 31, 2025.

Share issuances during the six months ended September 30, 2024

During the three months ended September 30, 2024, the Company issued 287,802 common shares to Series C Convertible Note holders, in relation to shares to be issued obligation as of June 30, 2024, for Series C Convertible Note conversions.

During the three and six months ended September 30, 2024, the Company issued nil and 320,321 common shares to Series B preferred shareholders, respectively, in relation to shares to be issued obligation as of March 2024 for Series B preferred share conversions. During the three and six months ended September 30, 2024, the Company issued another 1,091,063 and 1,436,267 common shares to Series B preferred shareholders for an additional request to convert 25 and 50 Series B preferred shares, respectively (Note 9(c)).

During the three and six months ended September 30, 2024, convertible notes with a face value of $45,000 and $1,432,700, respectively, were converted into 121,043 and 1,753,554 common shares, respectively. As of September 30, 2024, 121,043 shares are recognized as an obligation for shares to be issued relating to the conversion. The fair value of common shares issued during the three and six months ended September 30, 2024, is $74,618 and $2,283,216, respectively, and is determined based on market price upon conversion. Total value of debt settled is of $68,167 and $2,145,929, respectively, which consisted of the face value of notes converted, accrued interest of $7,810 and $222,257, respectively, and relevant derivative liability of $15,357 and $490,972, respectively. The Company recognized a loss upon conversion of $6,451 and $137,287, respectively, representing the difference between the value of debt settled and fair value of shares issued and to be issued. (Note 5).

During the six months ended September 30, 2024, $6,104,444 of Series A Preferred Stock (face value) and $1,071,542 relevant accrued dividend were converted into 8,952,170 common shares. The conversion was accounted as an extinguishment and the difference between the total carrying value of the preferred shares converted, derivative liabilities derecognized and unpaid dividend at the time of conversion ($7,984,463), and the fair value of the common shares issued ($11,039,142) was $3,054,679 and was recognized as deemed dividend expense.

The Company issued 1,000,413 common shares in settlement of $741,316 in amount due to a shareholder which was part of the accounts payable. The Company recognized a loss upon debt extinguishment of $249,093, which was the difference between the accounts payable settled and the fair value of common shares issued. The loss was included as part of the other income (expense) in the Condensed Consolidated Statement of Operations and Comprehensive Loss.

The Company issued 97,811 common shares for net proceeds of $125,227 pursuant to a registration statement filed on May 15, 2024.

In addition, during the six months ended September 30, 2024, the Company issued 70,000 common shares for services received with a fair value of $53,480 which was recognized as a general and administrative expense with a corresponding credit to additional paid-in capital.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

(e) Shares to be issued

Activity during the six months ended September 30, 2025

None.

Activity during the six months ended September 30, 2024

During the three months ended September 30, 2024, the Company issued 287,802 common shares to Series C Convertible Note holders, in relation to shares to be issued obligation as of September 30, 2024, for Series C Convertible Note conversions.

During the six months ended September 30, 2024, the Company issued 320,321 common shares to Series B preferred shareholders in relation to shares to be issued obligation as of March 31, 2024, for Series B preferred share conversions.

During the three and six months ended September 30, 2024, convertible notes with a face value of $45,000 and $1,432,700, respectively, were converted into 121,043 and 1,753,554 common shares, respectively. As of September 30, 2024, 121,043 shares are recognized as an obligation for shares to be issued relating to the conversion.

During the three and six months ended September 30, 2024, the Company recorded the obligation for 40,000 and 50,000 shares to be issued with a fair value of $20,000 and $27,640 which was recognized as general and administrative expenses.

(f) Warrant issuances, exercises and other activity

Warrant exercises and issuances during the six months ended September 30, 2025

None.

Warrant exercises and issuances during the six months ended September 30, 2024

None.

Warrant activity during the six months ended September 30, 2025 is indicated below:

	Broker Warrants	Consultant and Noteholder Warrants	Warrants Issued on Convertible Notes	Total
As at March 31, 2025	808,927	1,438,994	868,098	3,116,019
As at September 30, 2025	808,927	1,438,994	868,098	3,116,019

Exercise Price	$0.5 to $22.5	$0.43 to $14.40	$4.18
Expiration Date	August 2026 to October 2033	March 2029 to Dec 2032	October 2027

(g) Stock-based compensation

2016 Equity Incentive Plan

On February 2, 2016, the Board of Directors of the Company approved the Company’s 2016 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to advance the interests of the Company and its stockholders by providing an incentive to attract, retain and reward persons performing services for the Company and by motivating such persons to contribute to the growth and profitability of the Company. The Plan seeks to achieve this purpose by providing for awards in the form of options, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units and other stock-based awards.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

The Plan shall continue in effect until its termination by the board of directors or committee formed by the board; provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date. The maximum number of shares of stock that may be issued under the Plan is 1,241,422 shares; provided that the maximum number of shares of stock that may be issued under the Plan will increases on January 1 of each year for not more than 10 years from the effective date, so the number of shares that may be issued is an amount no greater than 20% of the Company’s outstanding shares of stock and shares of stock underlying any outstanding exchangeable shares as of such January 1; provided further that no such increase shall be effective if it would violate any applicable law or stock exchange rule or regulation, or result in adverse tax consequences to the Company or any participant that would not otherwise result but for the increase.

During the three and six months ended September 30, 2025, the Company granted nil stock options and during the three and six months ended September 30, 2024, 250,000 and 291,559 stock options, respectively. The Company recorded stock-based compensation of $6,001 and $11,936, respectively, during the three and six months ended September 30, 2025 and $56,885 and $115,863, respectively, during the three months ended September 30, 2024, under selling, general and administrative expenses with corresponding credit to additional paid in capital.

As of September 30, 2025 Number of Options outstanding were 3,067,830 with the weighted average exercise price of $1.14.

The fair value of each option granted is estimated at the time of grant using multi-nominal lattice model using the following assumptions, for each of the respective six month periods ended September 30:

	September 30, 2025	September 30, 2024
Exercise price ($)	0.43 – 0.43	1.2
Risk free interest rate (%)	4.24 – 4.33	4.13
Expected term (Years)	1.46 – 5.00	5.5-6.5
Expected volatility (%)	113.9% - 142.2%	107.7%-109.8%
Expected dividend yield (%)	0	0
Fair value of option ($)	1.097 – 1.360	0.689-0.733
Expected forfeiture (attrition) rate (%)	0	0

2023 Equity Incentive Plan and the Employee Stock Purchase Plans

On March 31, 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan authorizes grants of equity-based and incentive cash awards to eligible participants designated by the 2023 Plan’s administrator. The 2023 Plan will be administered by the Compensation Committee of the Company’s Board of Directors (the “Board”). An aggregate of 5,000,000 shares of the Company’s common stock (the “Common Stock”), plus the number of shares available for issuance under the Company’s 2016 Equity Incentive Plan that had not been made subject to outstanding awards, were reserved for issuance under the 2023 Plan. Unless earlier terminated by the Board, the 2023 Plan will remain in effect until all common stock reserved for issuance has been issued, provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date of the 2023 Plan.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

The Company also adopted the Employee Stock Purchase Plan (the “ESPP”). The ESPP allows eligible employees of the Company and the Company’s designated subsidiaries the ability to purchase shares of the Company’s common stock at a discount, subject to various limitations. Under the ESPP, employees will be granted the right to purchase Common Stock at a discount during a series of successive offerings, the duration and timing of which will be determined by the ESPP administrator (the “Administrator”). In no event can any single offering period be longer than 27 months. The purchase price for each offering will be established by the Administrator. With respect to an offering under Section 423 of the Internal Revenue Code of 1986 (“Section 423 Offering”), in no case may such purchase price be less than the lesser of (i) an amount equal to 85% of the fair market value on the commencement date, or (ii) an amount not less than 85% of the fair market value the on the purchase date. In the event of financial hardship, an employee may withdraw from the ESPP by providing a request at least 20 business days before the end of the offering period. Otherwise, the employee will be deemed to have exercised the purchase right in full as of such exercise date. Upon exercise, the employee will purchase the number of whole shares that the participant’s accumulated payroll deductions will buy at the purchase price. If an employee wants to decrease the rate of contribution, the employee must make a request at least 20 business days before the end of an offering period (or such earlier date as determined by the Administrator). An employee may not transfer any rights under the ESPP other than by will or the laws of descent and distribution. During a participant’s lifetime, purchase rights under the ESPP shall be exercisable only by the participant.

9. STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY

(a) Authorized and Issued Stock

As at March 31, 2025, the Company is authorized to issue 125,000,000 (March 31, 2024 – 125,000,000) shares of common stock ($0.001 par value), and 10,000,000 (March 31, 2024 – 10,000,000) shares of preferred stock ($0.001 par value), 20,000 of which (March 31, 2024 – 20,000) are designated shares of Series A preferred stock ($0.001 par value) and 600 (March 31, 2024 – 600) are designated shares of Series B preferred stock ($0.001 par value).

At March 31, 2025, common shares and shares directly exchangeable into equivalent common shares that were issued and outstanding totaled 26,241,967 (2024 – 9,514,440) shares; these were comprised of 26,081,295 (2024 – 9,353,768) shares of common stock and 160,672 (2024 – 160,672) exchangeable shares. At March 31, 2025, there were 201 Series A shares of Preferred Stock that were issued and outstanding (2024 – 6,304), and there were 385 shares of Series B Preferred Stock that were issued and outstanding (March 31, 2024 – 180). There is also one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement and outstanding as at March 31, 2025 and 2024.

(b) Series A Preferred Stock

The number of Series A Preferred Stock issued and outstanding as of March 31, 2025 and 2024 was 201 and 6,304.

The Series A Preferred Stock is junior to the Company’s existing undesignated preferred stock, and unless otherwise set forth in the applicable certificate of designations, shall be junior to any future issuance of preferred stock. The purchase price (the “Purchase Price”) for the Series A Preferred Stock to date has been $100 per share. Except as otherwise expressly required by law, the Series A Preferred Stock does not have voting rights and does not have any liquidation rights.

Preferred Stock Dividends

Dividends shall be paid at the rate of 12% per annum of the amount of the Series A Preferred Stockholder’s (the “Holder”) Purchase Price. Dividends shall be paid quarterly unless the Holder and the Company mutually agree to accrue and defer any such dividend.

Conversion

The Series A Preferred Stock is convertible into shares of common stock commencing 24 months after the issuance date of the Series A Preferred Stock. Upon which, on a monthly basis, up to 5% of the aggregate amount of the Purchase Price can be converted (subject to adjustment for changes in the Holder’s ownership of the underlying Series A Preferred Stock). The conversion price is equal to the greater of $.001 or a 15% discount to the volume-weighted average price (“VWAP”) of the Company’s common stock five Trading Days immediately prior to the conversion date (the “Conversion Rate). Additionally, subject to certain provisions, the Holder may exchange its Series A Preferred Stock into any common stock financing being conducted by the Company at a 15% discount to the pricing of that financing.

Other Adjustments and Rights

● The Conversion Rate (and shares issuable upon conversion of the Series A Preferred Stock) will be appropriately adjusted to reflect stock splits, stock dividends business combinations and similar recapitalization.

● The Holders shall be entitled to a proportionate share of certain qualifying distributions on the same basis as if they were holders of the Company’s common stock on an as converted basis.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Company Redemption

The Company may redeem all or part of the outstanding Series A Preferred Stock after one year from the date of issuance by paying an amount equal to the aggregate Purchase Price paid, adjusted for any reduction in Series A Preferred Stock holdings, multiplied by 110% plus accrued dividends

During the year ended March 31, 2025, $6,104,444 of Series A Preferred Stock (face value) and $1,071,542 accrued dividends thereon were converted into 8,952,170 common shares. The conversion was accounted as an extinguishment and the difference between the total carrying value of the preferred shares converted, derivative liabilities derecognized and unpaid dividend at the time of conversion ($7,984,463), and the fair value of the common shares issued ($11,039,142), was $3,054,680 and was recognized as a deemed dividend expense.

(c) Series B Preferred Stock and Mezzanine Equity

On September 19, 2023, the Company entered into a security purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”) for the issuance and sale of 220 shares of the Company’s newly designated Series B Convertible Preferred Stock, $0.001 par value (the “Series B Preferred Stock”), at a purchase price of $9,091 per share of Preferred Stock, and after accounted for other issuance related costs, the net proceeds received was in the amount of $1,900,000.

During the three months ended March 31, 2024, the Company issued an additional 110 Series B preferred shares were issued for net proceeds of $925,000. During the three months and year ended March 31, 2025, the Company issued an additional and 220 Series B preferred shares for net proceeds of $ nil and $1,732,532, respectively.

Shares of Series B Preferred Stock and shares of Common Stock of the Company that are issuable upon conversion of, or as dividends on, the Series B Preferred Stock were offered and were issued pursuant to the Prospectus Supplement, filed September 19, 2023, to the Prospectus included in the Company’s Registration Statement on Form S-3 (Registration No. 333-255544) filed with the Securities and Exchange Commission on April 27, 2021, and declared effective May 4, 2021.

Pursuant to the initial Purchase Agreement, on September 19, 2023, the Company filed a certificate of designations of Series B Convertible Preferred Stock (the “Certificate of Designations”) with the Nevada Secretary of State designating 600 shares of the Company’s shares of Preferred Stock as Series B Convertible Preferred Stock and setting forth the voting and other powers, preferences and relative, participating, optional or other rights of the Preferred Shares. Each share of Series B Preferred Stock has a stated value of $10,000 per share.

The Series B Preferred Stock, with respect to the payment of dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all capital stock of the Company unless the holders of the majority of the outstanding shares of Series B Preferred Stock consent to the creation of other capital stock of the Company that is senior or equal in rank to the Series B Preferred Stock.

Holders of Series B Preferred Stock will be entitled to receive cumulative dividends (“Dividends”), in shares of common stock or cash on the stated value at an annual rate of 8% (which will increase to 15% if a Triggering Event (as defined in the Certificate of Designations) occurs. Dividends will be payable upon conversion of the Series B Preferred Stock, upon any redemption, or upon any required payment upon any Bankruptcy Triggering Event (as defined in the Certificate of Designations).

Holders of Series B Preferred Stock will be entitled to convert shares of Series B Preferred Stock into a number of shares of common stock determined by dividing the stated value (plus any accrued but unpaid dividends and other amounts due) by the conversion price. The initial conversion price is $3.50, subject to adjustment in the event the Company sells common stock at a price lower than the then-effective conversion price. Holders may not convert the Series B Preferred Stock to common stock to the extent such conversion would cause such holder’s beneficial ownership of common stock to exceed 4.99% of the outstanding common stock. In addition, the Company will not issue shares of common stock upon conversion of the Series B Preferred Stock in an amount exceeding 19.9% of the outstanding common stock as of the initial issuance date unless the Company receives shareholder approval for such issuances.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Holders may elect to convert shares of Series B Preferred Stock to common stock at an alternate conversion price equal to 80% (or 70% if the Company’s common stock is suspended from trading on or delisted from a principal trading market or if the Company has effected a reverse split of the common stock) of the lowest daily volume weighed average price of the common stock during the Alternate Conversion Measuring Period (as defined in the Certificate of Designations). In the event the Company receives a conversion notice that elects an alternate conversion price, the Company may, at its option, elect to satisfy its obligation under such conversion with payment in cash in an amount equal to 110% of the conversion amount.

The Series B Preferred Stock will automatically convert to common stock upon the 24-month anniversary of the initial issuance date of the Series B Preferred Stock.

At any time after the earlier of a holder’s receipt of a Triggering Event notice and such holder becoming aware of a Triggering Event and ending on the 20th trading day after the later of (x) the date such Triggering Event is cured and (y) such holder’s receipt of a Triggering Event notice, such holder may require the Company to redeem such holder’s shares of Series B Preferred Stock.

Upon any Bankruptcy Triggering Event (as defined in the Certificate of Designations), the Company will be required to immediately redeem all of the outstanding shares of Series B Preferred Stock.

The Company will have the right at any time to redeem all or any portion of the Series B Preferred Stock then outstanding at a price equal to 110% of the stated value plus any accrued but unpaid dividends and other amounts due.

Holders of the Series B Preferred Stock will have the right to vote on an as-converted basis with the common stock, subject to the beneficial ownership limitation set forth in the Certificate of Designations.

On April 1, 2024, Biotricity Inc. (the “Company”) filed an Amended Certificate of Designations of Series B Convertible Preferred Stock (the “Amended Certificate of Designations”) with the Nevada Secretary of State for the Company’s Series B Convertible Preferred Stock setting forth the powers, preferences and relative, participating, optional or other rights of the 600 shares designated by the Company as Series B Convertible Preferred Stock. Each share of Series B Preferred Stock has a stated value of $10,000 per share. The Amended Certificate of Designations removes the provision in the original certificate of designations for the Series B Convertible Preferred Stock filed on September 19, 2023 that provided the holders of the Series B Preferred Stock with the right to vote on an as converted basis with the Company’s common stock, subject to the beneficial ownership limitation set forth in the Certificate of Designations. The Amended Certificate of Designations provides that except as required by law, the Series B Preferred Stock is nonvoting. All other powers, preferences and relative, participating, optional or other rights of the Series B Preferred Stock remain unchanged.

The Series B Preferred Stock was accounted for as Mezzanine Equity in accordance with ASC 480 - Distinguishing Liabilities from Equity and the embedded conversion and redemption features was separated from the host instrument and recognized as derivative liabilities with change in fair value at each reporting period end recognized in the consolidated statement of operations and comprehensive loss. (Note 8).

During the three months ended December 31, 2023, 40 Series B preferred shares and dividends accrued thereon were converted into 612,062 common shares. As a result of the conversion, the Company reduced the book value of mezzanine equity by $228,727 and reduced its accrued dividends liability by $16,789. The Company also reduced the fair value of derivative liabilities by $119,359 in relation to related to the shares converted. The Company recognized corresponding credits to common share par value and paid in capital.

During the three months ended March 31, 2024, 25 Series B preferred shares and dividends accrued thereon were converted into 320,321 to be issued common shares. As a result of the conversion, the Company reduced the book value of mezzanine equity by $142,908. The Company also reduced the fair value of derivative liabilities related to the shares converted by $ 75,523. The Company recognized corresponding credits to be issued common share par value and paid in capital.

During the year ended March 31, 2025, 100 Series B preferred shares and dividends accrued thereon were converted into 3,650,361 common shares. As a result of the conversion, the Company reduced the book value of mezzanine equity by $571,629. The Company also reduced the fair value of derivative liabilities related to the shares converted by $351,214 related to the shares converted during the the year ended March 31, 2025. The Company recognized corresponding credits to be issued common shares.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

A roll-forward of activity is presented below for the year ended March 31, 2025:

	2025	2024
	$	$
Balance beginning of year – March 31	1,488,920	—
Net proceeds received pursuant to the issuance of preferred shares	1,732,532	2,825,000
Recognition of derivative liabilities (Note 8)	(649,533)	(964,446)
Conversion into common shares	(571,629)	(371,634)
Balance end of year – March 31	2,000,290	1,488,920

(d) Share issuances

Share issuances during the year ended March 31, 2025

During the three months and the year ended March 31, 2025, the Company issued nil and 320,321 common shares to Series B preferred shareholders, respectively, in relation to shares to be issued obligation as of March 2024 for Series B preferred share conversions.

In October 2024, the Company issued 1,197,770 common shares on partial conversion of 25 shares of Series B Convertible Redeemable Preferred Stock, and a further 233,441 additional common shares required to complete its conversion obligation of a conversion of 25 shares of Series B Convertible Redeemable Preferred Stock that was triggered on July 11, 2024. During the three and nine months ended December 31, 2024, the Company issued another 1,431,181 and 2,867,448 common shares to Series B preferred shareholders for an additional request to convert 25 and 75 Series B preferred shares, respectively (see Note 9(c)). In addition, during the year ended March 31, 2025, the Company issued 616,666 common shares for services received with a fair value of $292,596, which was recognized as a general and administrative expense with a corresponding credit to additional paid-in capital. During that same period, the Company issued 100,000 shares of common stock valued at $26,000 to a consultant as part of agreed contract remuneration In addition, the Company issued 480,000 common shares to an executive as part of a bonus compensation arrangement. The shares were issued in settlement of previously accrued bonus liabilities, with a total fair value of $206,400 recognized in the financial statements. During the year ended March 31, 2025, convertible notes with a face value of $1,487,700 were converted into 2,173,089 common shares. The fair value of common shares issued during the year ended March 31, 2025, is $2,431,178, and is determined based on market price upon conversion. Total value of debt settled is in the amount of $2,234,232, which consisted of the face value of notes converted, accrued interest of $237,230, and relevant derivative liability of $509,303. The Company recognized a loss upon conversion of $196,945, representing the difference between the value of debt settled and fair value of shares issued and to be issued. (Note 5).

During the year ended March 31, 2025, $6,104,444 of Series A Preferred Stock (face value) and $1,071,542 relevant accrued dividend were converted into 8,952,170 common shares. The conversion was accounted as an extinguishment and the difference between the total carrying value of the preferred shares converted, derivative liabilities derecognized and unpaid dividend at the time of conversion ($7,984,463), and the fair value of the common shares issued ($11,039,142) was $3,054,680 and was recognized as deemed dividend expense.

The Company issued 1,000,413 common shares in settlement of $741,316 in amount due to a shareholder which was part of the accounts payable. The Company recognized a loss upon debt extinguishment of $249,093, which was the difference between the accounts payable settled and the fair value of common shares issued. The loss was included as part of the other income (expense) in the Condensed Consolidated Statement of Operations and Comprehensive Loss.

The Company issued 97,811 common shares for net proceeds of $125,227 pursuant to a registration statement filed on May 15, 2024.

The Company issued 716,666 shares pursuant to the services provided by consultant (236,666 shares) and a director of the Company (480,000), and the fair of those shares were determined by using market value relative to the issuance.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Share issuances during the year ended March 31, 2024

The Company sold 36,897 common shares through use of its registration statement, for gross proceeds of $123,347, raising a net amount of $119,285 after paying for a 3% placement fee and other issuance expenses. In addition, 20,846 shares of common stock were issued to existing holders as a result of make whole provisions associated with the Reverse Split.

(e) Shares to be issued

During the year ended March 31, 2025, the Company issued nil common shares to Series C Note holders, in relation to shares to be issued obligation as of June 30, 2024, for Series C Note conversions.

During the year ended March 31, 2025, the Company issued 320,321 common shares to Series B preferred shareholders in relation to shares to be issued obligation as of March 31, 2024, for Series B preferred share conversions.

During the year ended March 31, 2025, Series C Notes with a face value of $1,487,700, were converted into 2,173,089 common shares, respectively. As of March 31, 2025, 577,644 shares are recognized as an obligation for shares to be issued relating to the conversion.

(f) Warrant issuances, exercises and other activity

Warrant issuances during the year ended March 31, 2025

During the year ended March 31, 2025, the Company issued a 1,200,000 warrant to its executive against the stock options from the Company’s 2018 Equity Incentive Plan, with exercise price of 0.43. The Company recorded stock-based compensation of $422,456 under selling, general and administrative expenses with corresponding credit to additional paid in capital.

In November 2024, the Company issued 600,000, 7-year share warrants to the term lender with a strike price of $0.50 per share with the fair value of 152,184 against an additional transaction with its term lender. The Company increased the liability with corresponding credit to additional paid in Capital.

Warrant issuances during the year ended March 31, 2024

During the year ended March 31, 2024, the Company issued 868,098 note holder warrants and 69,062 placement agent warrants related to the final closing of Series C convertible notes (Note 5). These warrants relate to Series C Convertible Notes. Prior to the final closing date (October 23, 2023) of Series C Convertible Notes, the Company determined that the obligations to issue note holder warrants and placement agent warrants represented a derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities. Subsequently, the exercise price of all warrants was concluded and locked to $4.18 and $2.09, respectively, for the note holder and placement agent warrants, as of the final closing date October 23, 2023. Since the exercise price was no longer a variable, the Company concluded that the note holder and placement agent warrants should no longer be accounted for as a derivative liability in accordance with ASC 815 guidelines related to equity indexation and classification. The derivative liabilities related to those warrants were therefore marked to market as of October 23, 2023 and then transferred to equity (collectively, “End of warrants derivative treatment”). The warrants were therefore recognized with a reduction of $1,278,786 against the derivative liability and a corresponding credit against paid in capital.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Warrant exercises and issuances during the year ended March 31, 2023

During the three months ended June 30, 2022, the Company issued 8,972 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The warrant expenses were fair-valued at $77,414, and recognized as general and administrative expenses, with a corresponding credit to additional paid-in capital.

During the three months ended September 30, 2022, the Company issued 19,714 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The warrant expenses were fair-valued at $77,332, and recognized as general and administrative expenses, with a corresponding credit to additional paid-in capital.

During the three months ended December 31, 2022, the Company issued 36,463 warrants as compensation to an executive of the Company who was not part of the Company stock options plan. The fair value of the warrants at issuance was $77,780 and was recognized as a general and administrative expense, with a corresponding credit to additional paid-in capital. In addition, the Company added 52,083 warrants to its outstanding warrant schedule in connection with warrants issued to Series B convertible note holders. This has no impact on paid-in capital as the fair value of warrants was already accounted for as part of the original Series B convertible note issuance accounting entries. Lastly, the Company extinguished and exchanged 51,101 warrants for promissory notes [Note 5] that resulted in an adjustment to additional paid-in capital in the amount of $71,768.

Warrant issuances, exercises and expirations or cancellations during the fiscal years ended March 31, 2025 and 2024 as follows:

Warrant activity during the years ended March 31, 2025 and 2024 is indicated below:

	Broker Warrants	Consultant and Noteholder Warrants	Warrants Issued on Convertible Notes	Total
As at March 31, 2023	139,865	279,341	888,277	1,307,483
Expired/cancelled	—	(25,347)	(888,277)	(913,624)
Issued	69,062	—	868,098	937,160
As at March 31, 2024	208,927	253,994	868,098	1,331,019

Expired/cancelled	—	(15,000)	—	(15,000)
Issued	600,000	1,200,000	—	1,800,000
As at March 31, 2025	808,927	1,438,994	868,098	3,116,019

Exercise Price	$ 0.5 to $22.5	$ 0.43 to $14.40	$4.18
Expiration Date	August 2026 to October 2033	March 2029 to Feb 2035	October 2027

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

(g) Stock-based compensation

2016 Equity Incentive Plan

On February 2, 2016, the Board of Directors of the Company approved the Company’s 2016 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to advance the interests of the Company and its stockholders by providing an incentive to attract, retain and reward persons performing services for the Company and by motivating such persons to contribute to the growth and profitability of the Company. The Plan seeks to achieve this purpose by providing for awards in the form of options, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units and other stock-based awards.

The Plan shall continue in effect until its termination by the board of directors or committee formed by the board; provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date. The maximum number of shares of stock that may be issued under the Plan shall be equal to 1,241,422 shares ; provided that the maximum number of shares of stock that may be issued under the Plan pursuant to awards shall automatically and without any further Company or shareholder approval, increase on January 1 of each year for not more than 10 years from the effective date, so the number of shares that may be issued is an amount no greater than 20% of the Company’s outstanding shares of stock and shares of stock underlying any outstanding exchangeable shares as of such January 1; provided further that no such increase shall be effective if it would violate any applicable law or stock exchange rule or regulation, or result in adverse tax consequences to the Company or any participant that would not otherwise result but for the increase.

During the year ended March 31, 2025, the Company granted 2,836,176 stock options (2024:7,210 options) with a weighted average grant date exercise price of $0.5 (2024: $2.774). The Company recorded stock-based compensation of $1,461,698 (2024: $1,025,930) under selling, general and administrative expenses with corresponding credit to additional paid in capital.

During the year ended March 31,2025, the Company Cancelled stock options 931,000 of fair value $41,246 granted to its executive and reissued the stock options of 900,000 with the exercise price of 0.43 per share and fair value of 316,842. In addition to that Company also granted 1,936,176 The Company recorded stock based – compensation with the net amount of 275,596 under selling, general and administrative expenses with corresponding credit to additional paid in capital.

The following table summarizes the stock option activities during the fiscal year ended March 31, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value(1)

Outstanding at March 31, 2024	1,239,873	$9.39	5.35	$9,705,937
Adjustment for rounding effect of Reverse Split	-	-	-	-
Granted	2,836,176	$0.5	0.02	-
Cancelled	(931,000)	9.32	4.24	-
Expired	(57,582)	$0.56	0.17	-
Forfeited	(19,637)	$0.37	2.34	-
Outstanding at March 31, 2025	3,067,830	$1.14	1.77	$1,078,756
Vested and expected to vest at March 31, 2025*	3,067,830	$1.14	1.77	$1,078,756
Vested and exercisable at March 31, 2025*	2,611,411	$1.17	0.43	$805,181

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2025 and fair value of common stock adjusted.
*	This includes 1,200,000 options granted to employees from the 2023 Equity Incentive Plan, discussed below.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

The following table summarizes the stock option activities during the fiscal year ended March 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value(1)

Outstanding at March 31, 2023	1,264,890	$9.29	6.30	$8,185,321
Adjustment for rounding effect of Reverse Split	12,655	-	-	-
Granted	7,210	$2.77	9.01	-

Expired	(39,520)	$3.89	3.76	-
Forfeited	(5,362)	$12.30	8.85	-
Outstanding at March 31, 2024	1,239,873	$9.39	5.35	$9,705,937
Vested and expected to vest at March 31, 2024	1,239,873	$9.32	5.35	$9,806,024
Vested and exercisable at March 31, 2024	1,134,642	$9.62	5.10	$9,320,582

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2024 and fair value of common stock adjusted for the Reverse Split as of March 31, 2023 of $1.48 and $2.81 per share, respectively.

The fair value of each option granted is estimated at the time of grant using multi-nominal lattice model using the following assumptions, for each of the respective years ended March 31:

	2025	2024
Exercise price ($)	0.43-0.43	2.78
Risk free interest rate (%)	4.24-4.33	3.85
Expected term (Years)	1.46-5.00	10.0
Expected volatility (%)	113.97-142.22	117.1
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	-1.097-1.360	2.3
Expected forfeiture (attrition) rate (%)	0.00	0.00

2023 Equity Incentive Plan and the Employee Stock Purchase Plans

On March 31, 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan authorizes grants of equity-based and incentive cash awards to eligible participants designated by the 2023 Plan’s administrator. The 2023 Plan will be administered by the Compensation Committee of the Company’s Board of Directors (the “Board”). An aggregate of 5,000,000 shares of the Company’s common stock (the “Common Stock”), plus the number of shares available for issuance under the Company’s 2016 Equity Incentive Plan that had not been made subject to outstanding awards, were reserved for issuance under the 2023 Plan. Unless earlier terminated by the Board, the 2023 Plan will remain in effect until all Common Stock reserved for issuance has been issued, provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date of the 2023 Plan.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

The Company also adopted the Employee Stock Purchase Plan (the “ESPP”). The ESPP allows eligible employees of the Company and the Company’s designated subsidiaries the ability to purchase shares of the Company’s Common Stock at a discount, subject to various limitations. Under the ESPP, employees will be granted the right to purchase Common Stock at a discount during a series of successive offerings, the duration and timing of which will be determined by the ESPP administrator (the “Administrator”). In no event can any single offering period be longer than 27 months. The purchase price (the “Purchase Price”) for each offering will be established by the Administrator. With respect to an offering under Section 423 of the Internal Revenue Code of 1986 (“Section 423 Offering”), in no case may such Purchase Price be less than the lesser of (i) an amount equal to 85 percent of the fair market value on the commencement date, or (ii) an amount not less than 85 percent of the fair market value the on the purchase date. In the event of financial hardship, an employee may withdraw from the ESPP by providing a request at least 20 Business Days before the end of the offering period (the “Offering Period”). Otherwise, the employee will be deemed to have exercised the purchase right in full as of such exercise date. Upon exercise, the employee will purchase the number of whole shares that the participant’s accumulated payroll deductions will buy at the Purchase Price. If an employee wants to decrease the rate of contribution, the employee must make a request at least 20 Business Days before the end of an Offering Period (or such earlier date as determined by the Administrator). An employee may not transfer any rights under the ESPP other than by will or the laws of descent and distribution. During a participant’s lifetime, purchase rights under the ESPP shall be exercisable only by the participant.